NOTE 5 - ACCOUNTS RECEIVABLE - Accounts receivable (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Accounts receivable (on acquisition)	$ 698,000	$ 850,000
Less:allowance on accounts receivable	(670,000)	(670,000)
Accounts receivable, net	$ 28,000	$ 180,000